UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street,Suite 2, Omaha, Nebraska  68130

(Address of principal executive offices)(Zip code)

James Ash, Gemini Fund Services, LLC.

17605 Wright Street,Suite 2, Omaha, Nebraska  68130

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2600

Date of fiscal year end:

1/31

Date of reporting period: 7/31/12

Item 1.  Reports to Stockholders.

Semi-Annual Report

July 31, 2012

1-866-263-9260

www.unusualfund.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

TO SHAREHOLDERS OF THE

ADAPTIVE ALLOCATION FUND

July 31, 2012

As we have stated in the past, we believe that our trading models will perform their best during long-term trending environments, either up or down. Over the past 6 months, as well as the past one year, the non-trending, volatile equity markets have caused us to underperform the S&P 500. This result is primarily because we had been defensively positioned during the market recovery in late 2011 and early 2012.  Consequently, modifications have been made to our models in an attempt to make them more responsive during non-trending market environments. Keep in mind that there is no guarantee of future results.

Despite the short-term underperformance, our 5-year performance record has outperformed the S&P 500. The total returns for the Adaptive Allocation Fund (Net of Fund Expenses) and the S&P 500 (Does not include any Fund Expenses) for the period ending July 31, 2012, are presented on the following page (Periods greater than 1 year are annualized).

As of July 31, 2012, our equity exposure was roughly 22% invested in S&P 500 Index ETFs and 2% invested in one individual stock, Apple. We also maintained significant positions in high-yield municipal bonds, high-yield corporate bonds and TIPS.  Fund holdings are subject to change at any time and should not be considered investment advice.

Please remember that past performance may not be indicative and is no guarantee of future results. The fund performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost.  A Fund's performance, especially for very short periods of time, should not be the sole factor in making your investment decisions.  There is neither a front end load nor a deferred sales charge for the Adaptive Allocation Fund C Class Shares. The A Class shares are subject to a maximum front end load of 4.75%. Shares held for less than 90 days of both classes are subject to a 2.00% redemption fee. The total operating expense ratio (including indirect expenses such as the costs of investing in underlying funds), as stated in the fee table in the Fund’s prospectus dated June 1, 2012, is 2.99% for C Class and 2.24% for A Class.  For current performance information, please visit www.unusualfund.com or call toll-free 1-866-263-9260. All performance figures reflect fee waivers and expense subsidies, without which performance figures would have been lower.

Historical performance results for investment indices and/or categories have been provided for general comparison purposes only, and generally do not reflect the deduction of transaction and/or custodial charges, the deduction of an investment management fee, nor the impact of taxes, the incurrence of which would have the effect of decreasing historical performance results. It should not be assumed that your account holdings correspond directly to any comparative indices. Past performance may not be indicative of future results and does not reflect the impact of taxes on non-qualified accounts. The data herein is not guaranteed.

You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.  The S&P 500 Index is an unmanaged composite of 500-large capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks.

1323-NLD-8/24/2012

Adaptive Allocation Fund
PORTFOLIO REVIEW
July 31, 2012 (Unaudited)

The Fund's performance figures* for the period ending July 31, 2012, compared to its benchmark:

Annualized Average Returns:	Six Months	One Year	Three Year	Five Year	Inception** - July 31, 2012	Inception*** - July 31, 2012
Adaptive Allocation Fund - Class C	-5.25%	-8.01%	7.25%	1.69%	0.48%	N/A
Adaptive Allocation Fund - Class A	-4.90%	-7.30%	N/A	N/A	N/A	1.28%
Adaptive Allocation Fund - Class A w/ load	-9.42%	-11.68%	N/A	N/A	N/A	-0.81%
S&P 500 Total Return Index	6.25%	9.13%	14.13%	1.13%	3.21%	9.66%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Returns greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-866-263-9260.

** Inception date is February 24, 2006.
*** Inception date is March 25, 2010.

Top Holdings By Industry	% of Net Assets
Exchange Traded Funds	57.7%
Mutual Funds	25.3%
Common Stock	2.1%
Other, Cash & Cash Equivalents	14.9%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund's holdings.

Adaptive Allocation Fund
PORTFOLIO OF INVESTMENTS
July 31, 2012 (Unaudited)
Shares		Value
	COMMON STOCK - 2.1%
	COMPUTERS - 2.1%
1,196	Apple, Inc. *
	TOTAL COMMON STOCK (Cost - $498,070)	$ 730,469

	MUTUAL FUNDS - 25.3%
	DEBT FUNDS - 25.3%
321,506	Nuveen High Yield Municipal Bond Fund - Class I	5,404,519
116,614	Vanguard Inflation-Protected Securities Fund - Admiral Shares	3,406,292
	TOTAL MUTUAL FUNDS (Cost - $8,093,150)	8,810,811

	EXCHANGE TRADED FUNDS - 57.7%
	DEBT FUNDS - 35.4%
43,157	iShares Barclays TIPS Bond Fund	5,240,986
38,593	iShares iBoxx $ High Yield Corporate Bond Fund	3,538,978
89,240	SPDR Barclays Capital High Yield Bond ETF	3,558,891
		12,338,855
	EQUITY FUNDS - 22.3%
14,410	Direxion Daily S&P 500 Bull 3X *	1,134,932
19,932	SPDR S&P 500 ETF Trust	2,744,836
61,388	Vanguard S&P 500 ETF	3,876,038
		7,755,806

	TOTAL EXCHANGE TRADED FUNDS (Cost - $19,795,372)	20,094,661

	SHORT-TERM INVESTMENTS - 15.0%
	MONEY MARKET FUNDS - 15.0%
5,231,120	Goldman Sachs Financial Square Funds - Government Fund, 0.01% **
	TOTAL SHORT-TERM INVESTMENTS (Cost - $5,231,120)	5,231,120

	TOTAL INVESTMENTS - 100.1% (Cost - $33,617,712) (a)	$ 34,867,061
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1) %	(44,381)
	NET ASSETS - 100.0%	$ 34,822,680

(a)

Represents cost for financial reporting purposes.   Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 1,249,349
	Unrealized depreciation:	-
	Net unrealized appreciation:	$ 1,249,349

*	Non-income producing security.
**	Money Market Fund; Interest rate reflects seven-day effective yield on July 31, 2012.

	See accompanying notes to financial statements.

Adaptive Allocation Fund
STATEMENT OF ASSETS AND LIABILITIES
July 31, 2012 (Unaudited)

ASSETS
Investment securities:
At cost	$ 33,617,712
At value	$ 34,867,061
Dividends and interest receivable	28,689
Prepaid expenses and other assets	8,645
TOTAL ASSETS	34,904,395

LIABILITIES
Investment advisory fees payable	30,677
Distribution (12b-1) fees payable	19,959
Fees payable to other affiliates	10,326
Shareholder servicing fee payable	6,652
Accrued expenses and other liabilities	14,101
TOTAL LIABILITIES	81,715
NET ASSETS	$ 34,822,680

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 35,654,162
Accumulated net investment loss	(64,708)
Accumulated net realized loss from security transactions	(2,016,123)
Net unrealized appreciation of investments	1,249,349
NET ASSETS	$ 34,822,680

Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 6,064,145
Shares of beneficial interest outstanding	600,296
Net Asset Value (Net Assets / Shares Outstanding) and redemption price per share (a)	$ 10.10
Maximum offering price per share (maximum sales charge of 4.75%)	$ 10.60

Class C Shares:
Net Assets	$ 28,758,535
Shares of beneficial interest outstanding	2,897,789
Net Asset Value (Net Assets / Shares Outstanding), offering price
and redemption price per share (a)	$ 9.92

(a)	Redemptions made within 90 days of purchase may be assessed a redemption fee of 2.00%.

See accompanying notes to financial statements.

Adaptive Allocation Fund
STATEMENT OF OPERATIONS
For the Six Months Ended July 31, 2012 (Unaudited)

INVESTMENT INCOME
Dividends (net of $759 foreign taxes withheld)	$ 366,651
Interest	184
TOTAL INVESTMENT INCOME	366,835

EXPENSES
Investment advisory fees	185,955
Distribution (12b-1) fees - Class C	110,097
Distribution (12b-1) fees - Class A	9,790
Shareholder servicing fees - Class C	36,699
Transfer agent fees	20,901
Administrative services fees	20,131
Accounting services fees	15,211
Professional fees	12,450
Compliance officer fees	9,184
Registration fees	8,445
Printing and postage expenses	5,642
Custodian fees	4,400
Trustees' fees and expenses	2,654
Insurance expense	364
Other expenses	56
TOTAL EXPENSES	441,979
NET INVESTMENT LOSS	(75,144)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss from security transactions	(2,013,621)
Net change in unrealized appreciation (depreciation) of investments	35,063
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(1,978,558)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ (2,053,702)

See accompanying notes to financial statements.

Adaptive Allocation Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	July 31, 2012	January 31, 2012
FROM OPERATIONS	(Unaudited)
Net investment income (loss)	$ (75,144)	$ 17,268
Net realized gain (loss) from security transactions	(2,013,621)	476,688
Distributions of realized gains from other investment companies	-	7,627
Net change in unrealized appreciation (depreciation) of investments	35,063	(1,623,361)
Net decrease in net assets resulting from operations	(2,053,702)	(1,121,778)

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains	-	(1,276,109)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	387,574	7,559,597
Class C	2,612,814	4,935,578
Reinvestment of distributions to shareholders:
Class A	-	305,464
Class C	-	952,649
Payments for shares redeemed:
Class A	(3,469,643)	(1,756,655)
Class C	(631,927)	(807,227)
Redemption fee proceeds:
Class A	700	534
Class C	2,588	1,203
Net increase (decrease) in net assets from shares of beneficial interest	(1,097,894)	11,191,143

TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,151,596)	8,793,256

NET ASSETS
Beginning of Period	37,974,276	29,181,020
End of Period*	$ 34,822,680	$ 37,974,276
* Includes accumulated net investment income (loss) of:	$ (64,708)	$ 10,436

SHARE ACTIVITY
Shares Sold:
Class A	36,888	669,455
Class C	248,807	441,985
Shares Reinvested
Class A	-	29,485
Class C	-	93,123
Shares Redeemed:
Class A	(338,085)	(159,284)
Class C	(62,438)	(73,618)
Net increase (decrease) in shares of beneficial interest outstanding	(114,828)	1,001,146

See accompanying notes to financial statements.

Adaptive Allocation Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Class A

	Six Months Ended		Year Ended	Period Ended
	July 31,		January 31,	January 31,
	2012		2012	2011 (1)
	(Unaudited)
Net asset value, beginning of period	$ 10.62		$ 11.23	$ 10.15

Activity from investment operations:
Net investment income (loss) (2)	0.01		0.09	(0.02)
Net realized and unrealized
income (loss) on investments	(0.53)		(0.33)	1.10
Total from investment operations	(0.52)		(0.24)	1.08

Paid-in-Capital from
redemption fees (2)(3)	0.00		0.00	0.00

Less distributions from:
Net realized gains	-		(0.37)	-
Total distributions	-		(0.37)	-

Net asset value, end of period	$ 10.10		$ 10.62	$ 11.23

Total return (4)	(4.90)%	(6)	(2.09)%	10.64%	(6)

Net assets, end of period (000s)	$ 6,064		$ 9,575	$ 4,064

Ratio of expenses to average
net assets (5)	1.78%	(7)	1.81%	1.91%	(7)
Ratio of net investment income (loss)
to average net assets (5)	0.16%	(7)	0.80%	(0.27)%	(7)

Portfolio Turnover Rate	216%	(6)	215%	237%	(6)

(1)	The Adaptive Allocation Fund's Class A shares commenced operations on March 25, 2010.
(2)	Per share amounts calculated using average shares method, which appropriately presents the per share data for the period.
(3)	Amount represents less than $.01 per share.
(4)	Total return shown excludes the effect of applicable sales load and redemption fees.
(5)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(6) Not annualized.
(7) Annualized.

See accompanying notes to financial statements.

Adaptive Allocation Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Class C

	Six Months Ended		Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	July 31,		January 31,		January 31,		January 31,	January 31,	January 31,
	2012		2012		2011		2010	2009	2008
	(Unaudited)
Net asset value, beginning of period	$ 10.47		$ 11.16		$ 9.13		$ 7.38	$ 9.00	$ 10.35

Activity from investment operations:
Net investment loss (1)	(0.03)		(0.02)		(0.12)		(0.05)	(0.12)	(0.01)
Net realized and unrealized
gain (loss) on investments	(0.52)		(0.30)		2.15		1.80	(1.50)	(1.34)
Total from investment operations	(0.55)		(0.32)		2.03		1.75	(1.62)	(1.35)

Paid-in-Capital from
redemption fees (1)	0.00	(4)	0.00	(4)	0.00	(4)	-	-	0.00	(4)

Less distributions from:
Net realized gains	-		(0.37)		-		-	-	-

Net asset value, end of period	$ 9.92		$ 10.47		$ 11.16		$ 9.13	$ 7.38	$ 9.00

Total return (2)	(5.25)%	(5)	(2.82)%		22.23%		23.71%	(18.00%)	(13.04%)

Net assets, end of period (000s)	$ 28,759		$ 28,399		$ 25,117		$ 20,021	$ 15,776	$ 20,154

Ratio of expenses to average
net assets (3)	2.53%	(6)	2.56%		2.66%		2.76%	2.79%	2.59%
Ratio of net investment loss
to average net assets (3)	(0.55)%	(6)	(0.16)%		(1.15)%		(0.59)%	(1.30)%	(0.09)%

Portfolio Turnover Rate	216%	(5)	215%		237%		164%	728%	610%

(1)	Per share amounts calculated using average shares method, which appropriately presents the per share data for the period.
(2)	Total return shown excludes the effect of applicable redemption fees.
(3)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(4)	Amount represents less than $.01 per share.
(5) Not annualized.
(6) Annualized.

See accompanying notes to financial statements.

Adaptive Allocation Fund

NOTES TO FINANCIAL STATEMENTS

July 31, 2012 (Unaudited)

1.

ORGANIZATION

The Adaptive Allocation Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.   The Fund seeks growth and risk-adjusted total return.  The Fund currently offers two classes of shares; Class A and Class C shares.  Class C shares commenced operations on February 24, 2006 and are offered at net asset value.  Class A shares commenced operations on March 25, 2010 and are offered at net asset value plus a maximum sales charge of 4.75%.  There are no sales charges on reinvested distributions.  The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

Valuation of Fund of Funds - The Fund may invest in open-end or closed-end investment companies (the “Underlying Funds”).  Open-end mutual funds are valued at their respective net asset values as reported by such investment companies.  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based on the methods established by the Board of Trustees of the Underlying Funds.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares.  There can be no assurance that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Adaptive Allocation Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2012 (Unaudited)

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of July 31, 2012 for the Fund’s investments measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$ 730,469	$ -	$ -	$ 730,469
Mutual Funds	8,810,811	-	-	8,810,811
Exchange Traded Funds	20,094,661	-	-	20,094,661
Short-Term Investments	5,231,120	-	-	5,231,120
Total Investments	$ 34,867,061	$ -	$ -	$ 34,867,061

The Fund did not hold any Level 3 securities during the period.  There were no transfers into or out of Level 1 or Level 2 during the period.  It is the Fund’s policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

*Refer to the Portfolio of Investments for security classifications.

Exchange Traded Funds - The Funds may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Adaptive Allocation Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2012 (Unaudited)

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends and distributions to shareholders are recorded on ex-date.  Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

Federal Income Tax – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no Federal income tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has reviewed the tax positions in the open tax years of 2009 through 2011 and during the year ended January 31, 2012 and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the above open tax years.  The Fund identifies its major tax jurisdictions as U.S. Federal and Nebraska State.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the period, the Fund did not incur any interest or penalties. Generally tax authorities can examine tax returns filed for the last three years.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Adaptive Allocation Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2012 (Unaudited)

3.  INVESTMENT TRANSACTIONS

For the six months ended July 31, 2012, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $64,624,321 and $59,568,244, respectively.

4.  INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are supervised under the direction of the Board, which is responsible for the overall management of the Fund. Critical Math Advisors, LLC serves as the Fund’s Investment Advisor (the “Advisor”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Advisory Agreement with the Fund, the Advisor, under the supervision of the Board, oversees the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Fund’s average daily net assets.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until May 31, 2013, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees and expenses or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Fund’s business) do not exceed 2.24% and 2.99% per annum of the Fund’s average daily net assets for Class A shares and Class C shares respectively.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund's Operating Expenses are subsequently less than 2.24% and 2.99% of average daily net assets for Class A shares and Class C shares respectively, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 2.24% and 2.99% of average daily net assets for Class A shares and Class C shares respectively.  If Fund Operating Expenses subsequently exceed 2.24% and 2.99% per annum of the Fund's average daily net assets for Class A shares and Class C shares respectively, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement).   No amounts will be paid to the Advisor in any fiscal quarter unless the Board determines that reimbursement is in the best interests of the Fund and its shareholders.  As of July 31, 2012 no fees were required to be reimbursed under this agreement.

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of its average daily net assets attributable to Class A shares and 1.00% of its average daily net assets attributable to Class C shares and is paid to Northern Lights Fund Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities.  A portion of the fee payable pursuant to the plan, equal to 0.25% of average daily net assets attributable to Class C shares, is currently characterized as a service fee, which may be paid out to entities providing maintenance of shareholder

Adaptive Allocation Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2012 (Unaudited)

accounts and certain other shareholder services.  The Advisor may receive such service fees with respect to Fund accounts for which it provides shareholder servicing.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A shares and is an affiliate of GFS.  For the six months ended July 31, 2012, the Distributor received $2,362 in underwriting commissions, of which $115 was retained by the principal underwriter or other affiliated broker-dealers.

Effective April 1, 2012, with the approval of the Board, the Fund pays its pro rata share of a total fee of $21,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. Previously, the Fund paid its pro rata share of a total fee of $17,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. The Fund pays the chairperson of the Audit Committee and the Lead Independent Trustee a pro rata share of an additional $2,000 per quarter. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund.    GFS provides a Principal Executive Officer and a Principal Financial Officer to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC  (“NLCS”)

NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Gemcom, LLC (“Gemcom”)

Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.   For the provision of these services, GemCom receives customary fees from the Fund.

Custody Administration. Pursuant to the terms of the Fund’s Custody Administration Agreement with GFS (the “Custody Administration Agreement”), the Fund pays an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund also pays certain transaction fees and out-of-pocket expenses pursuant to the Custody Administration Agreement. GFS’s fees collected for the six months ended July 31, 2012 were $1,216.  The Custodian fees listed in the Statement of Operations include the fees paid to GFS pursuant to the Custody Administration Agreement.

5.  REDEMPTION FEES

The Fund may assess a short-term redemption fee of 2.00% of the total redemption amount if shareholders sell their shares after holding them for less than 90 days. The redemption fee is paid directly to the Fund.  For the six months ended July 31, 2012, the Fund assessed $700 for Class A shares and $2,588 for Class C shares in redemption fees.

Adaptive Allocation Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2012 (Unaudited)

6.   DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions for the following years was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	January 31, 2012	January 31, 2011
Ordinary Income	$ 486,817	$ -
Long-Term Capital Gain	789,292	-
	$ 1,276,109	$ -

The difference between the book basis and tax basis character of distributions as of January 31, 2012 is primarily attributable to the tax treatment of short-term capital gains.

As of January 31, 2012, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Other	Post	Unrealized	Total
Ordinary	Long-Term	Book/Tax	October	Appreciation/	Accumulated
Income	Gains	Differences	Losses	(Depreciation)	Earnings/(Deficits)
$ 63,807	$ -	$ (6,165)	$ (49,708)	$ 1,214,286	$ 1,222,220

The difference between book basis and tax basis undistributed ordinary income is primarily attributable to the tax treatment of short-term capital gains and the unamortized portion of organizational expenses for tax purposes of $6,165.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Fund incurred and elected to defer such capital losses of $49,708.

Permanent book and tax differences, primarily attributable to distributions in excess, resulted in reclassification for the period ended January 31, 2012 as follows: a decrease in paid-in capital of $203 and a decrease in accumulated net realized loss from security transactions of $203.

7. NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact the amendment may have on the Fund’s financial statements.

8.  SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.   For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has determined that there were no subsequent events to report through the issuance of these financial statements.

Adaptive Allocation Fund

EXPENSE EXAMPLES (Unaudited)

July 31, 2012

As a shareholder of the Adaptive Allocation Fund, you incur two types of costs: (1) transaction costs, including sales loads and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Adaptive Allocation Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2012 through July 31, 2012.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Adaptive Allocation Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 2/1/12	Ending Account Value 7/31/12	Expenses Paid During Period 2/1/12 – 7/31/12*	Fund’s Annualized Expense Ratio
Class A	$1,000.00	$ 951.00	$ 8.64	1.78%
Class C	$1,000.00	$ 947.50	$12.24	2.53%

Hypothetical (5% return before expenses)	Beginning Account Value 2/1/12	Ending Account Value 7/31/12	Expenses Paid During Period 2/1/12 – 7/31/12*	Fund’s Annualized Expense Ratio
Class A	$1,000.00	$1,016.01	$ 8.92	1.78%
Class C	$1,000.00	$1,012.29	$12.65	2.53%

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (366).

Adaptive Allocation Fund

SUPPLEMENTAL INFORMATION (Unaudited)

July 31, 2012

Renewal of Advisory Agreement – Adaptive Allocation Fund*

In connection with a meeting held September 22, 2011, (the "Meeting"), the Board of Trustees (the "Board") of the Northern Lights Fund Trust (the "Trust"), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the "Independent Trustees"), discussed the renewal of an investment advisory agreement (the "Agreement") between Critical Math Advisors, LLC ("CMA" or the "Adviser") and the Trust, on behalf of the Adaptive Allocation Fund (the "Fund").  In considering the Agreement, the Adviser had provided the Board with written materials regarding: (a) investment management personnel; (b) operations and financial condition; (c) brokerage practices (including any soft dollar arrangements); (d) the level of the advisory fees charged compared with the fees charged to comparable mutual funds; (e) the Fund's overall fees and operating expenses compared with similar mutual funds; (f) the level of profitability from its fund-related operations; (g) compliance systems; (h) policies and procedures for personal securities transactions; and (i) the Fund's performance compared with key indices.

In its consideration of the renewal of the Agreement for the Fund, the Board did not identify any single factor as controlling.  Matters considered by the Board members in connection with their evaluation of CMA's ability to continue to provide a level of service to the Fund consistent with the Board's expectations included the following:

Nature, Extent and Quality of Services.  The Trustees discussed the nature of the Adviser's operations, the quality of its compliance infrastructure and the experience of its fund management personnel, including experience advising the Fund.  The Trustees concluded that CMA has provided a level of service consistent with the Board's expectations.  The Board reviewed financial information from the Adviser and concluded that it has sufficient financial resources to meet its obligations to the Trust, including expense limitation obligations.  The Trustees concluded that the Adviser has the ability to continue to provide a level of service consistent with the Board's expectations.

Performance.  The Board considered the nature and extent of CMA's past performance, as well as other factors relating to its track record.  The Board noted that for the 1-year, 3-year and 5-year periods ended July 31, 2011, the Fund had outperformed a group of funds employing a similar moderate asset allocation strategy.  They further noted that although the Fund had lagged the S&P 500 for the 1-year period, it had outperformed the S&P 500 over the 3-year and 5-year periods.  The Board further noted that it believes longer term measures are more indicative of the skill of the Adviser.  The Trustees concluded that CMA's past performance was acceptable.

Fees and Expenses.  The Board noted that the Adviser charges a 1.00% annual advisory fee for the Fund.  The Trustees then reviewed information on comparative advisory and overall expenses for a group of funds employing a similar moderate asset allocation strategy.  The Trustees noted that the advisory fee was somewhat above the upper range of the group of comparative funds, but only by 0.20%.  Additionally, the Trustees noted that the Fund's expense ratio is near or above the upper end of the range of similar funds.  However, they noted that the Fund benefits from an expense limitation provided by the Adviser which distinguishes it somewhat from the group of similar funds.  The Trustees concluded that the Fund's advisory fee, as well as its overall expense ratio including the potential effect of the Adviser-provided expense cap for the Fund, was acceptable in light of the quality of the services the Fund receives from the Adviser.

Economies of Scale. The Board considered whether there will be economies of scale with respect to the management of the Fund and whether there is potential for realization of any further economies of scale.  It was the consensus of the Board that based on the anticipated size of Fund for the near future, economies of scale was not a relevant consideration at this time.

Profitability.  The Board considered the profits realized by the Adviser in connection with the operation of the Fund, based on materials provided to the Board, and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund.  The Trustees also noted that any forecast of profits is speculative.  The Trustees concluded that the Adviser's level of profitability from its relationship with the Fund was not excessive.

Conclusion.  In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling.  Based on the Trustees' deliberations and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved renewal of the Agreement and concluded that the advisory fees are reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

* Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

Rev. August 2011

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-866-263-9260 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-866-263-9260.

INVESTMENT ADVISOR

Critical Math Advisors, LLC

3840 Quakerbridge Road, Suite 130

Hamilton, NJ 08619

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

9/28/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

9/28/12

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

9/28/12